Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Interest rate risk [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 8,264,813	¥ 8,117,678
Carrying amounts, Assets	101,835	110,604
Carrying amounts, Liabilities	587,049	246,482
Change in value used for calculating hedge ineffectiveness	(290,527)	(209,287)
Interest rate risk [Member] | Interest rate option [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	185,621	170,150
Carrying amounts, Liabilities	21,333	3,214
Change in value used for calculating hedge ineffectiveness	(16,769)	(9,551)
Interest rate risk [Member] | Debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	391,708	294,332
Carrying amounts	6,928,872	6,569,461
Interest rate risk [Member] | Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	10,702	6,842
Carrying amounts	128,778	106,489
Stock price risk [Member] | Equity swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts		19,720
Carrying amounts, Liabilities		2,031
Change in value used for calculating hedge ineffectiveness	3,174	5,191
Stock price risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(3,199)	(5,313)
Carrying amounts		21,355
Investment securities [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(90,536)	(82,016)
Carrying amounts	¥ 707,845	¥ 1,256,768